Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

12.	Subsequent Events

Nasdaq Bid Price Deficiency Letter

On April 11, 2023, the Company received a notice from Nasdaq indicating that the Company is not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Global Market. On April 11, 2023, the Company also determined that receipt of the notice from Nasdaq constituted an event of default under its Convertible Notes. As a result, unless waived by the holders, the Convertible Notes began accruing default interest at a rate of 10% per annum and the Company is obligated to pay to the holders $3.3 million, which amount represents 100% of the sum of (x) the outstanding principal of the Convertible Notes as of April 11, 2023 and (y) accrued and unpaid interest thereon. The holders have the option to instead convert the amount due and payable under the event of default, including at an alternative conversion price as described in the Convertible Notes.

Pending Holding Company Reorganization Merger

On April 17, 2023, the Company filed a registration statement on Form S-4 indicating that the board of directors unanimously approved an agreement and plan of merger dated April 16, 2023 among the Company, Nxu, Inc. a Delaware corporation (“Nxu”), and Atlis Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Nxu, pursuant to which Atlis will merge with Atlis Merger Sub. Inc. with Atlis surviving as a wholly-owned subsidiary of Nxu Upon completion of the merger, Nxu will replace Atlis as the publicly listed corporation and will conduct all the operations currently conducted by Atlis. On May 9, 2023, the merger was approved by the Company’s shareholders.

Nasdaq Notice of Capital Market Listing Approval

As previously disclosed in the Company’s 2022 Form 10-K, on March 13, 2023, the Company received a notice from Nasdaq stating that, based on Nasdaq’s review of the Company’s Market Value of Listed Securities (“MVLS”) for the last 38 consecutive business days, the Company no longer meets the minimum MVLS requirement of $50 million for continued listing of the Company’s Class A common stock on Nasdaq under Nasdaq Listing Rule 5450(b)(2)(A). The Company also disclosed that the Company may be eligible to transfer to The Nasdaq Capital Market before the expiry of the 180-day period. To qualify, the Company would be required to meet the continued listing requirements for The Nasdaq Capital Market.

On May 11, 2023, the Company received notice from the Nasdaq that it had been approved for listing on the Nasdaq Capital Market. The transfer will be effective at the opening of trading on or about May 15, 2023.

13.	Subsequent Events

On January 5, 2023, the Company entered into an amendment to the Securities Purchase Agreement dated November 3, 2022, pursuant to which the Company and each Investor agreed, among other things, to amend the terms and conditions of the second tranche of funding and terminate the third tranche of funding contemplated under the Purchase Agreement.

The Purchase Agreement Amendment provides that, with respect to the Second Tranche, at any time prior to the earlier to occur of (x) April 30, 2024 and (y) the twentieth (20th) trading day following the effectiveness of the resale registration statement covering the resale of all of the shares of the Company’s Class A common stock issuable under the first tranche of funding (the “First Tranche”), which closed upon signing of the Purchase Agreement, each Investor shall have the right, severally and not jointly, to purchase a base allocation of $5.0 million in Senior Secured Original Issue 10% Discount Convertible Promissory Notes (the “Notes”), which are convertible into shares of the Company’s Class A common stock, and warrants (the “Warrants”) to purchase a number of shares of the Company’s Class A common stock equal to 30% of the face value of the Notes divided by the volume weighted average price at one or more Second Tranche closings (with a total base allocation of $10.0 million, in the aggregate, for all Investors) and, solely with respect to the initial Second Tranche closing, up to an additional $5.0 million in additional Notes and related Warrants pursuant to oversubscription rights, to the extent then available. In connection with the Purchase Agreement Amendment, the Company also issued a Warrant to each Investor purchase up to an aggregate of 268,980 shares of the Company’s Class A common stock.

Concurrently with the Purchase Agreement Amendment, the Company also entered into an amendment (the “Registration Rights Agreement Amendment”) to the Registration Rights Agreement, dated as of November 3, 2022, with each Investor, pursuant to which the Company agreed to file a registration statement (a “Registration Statement”) with the Securities and Exchange Commission registering the resale of the shares of the Company’s Class A common stock issuable under the First Tranche within 20 days after the closing of the First Tranche and registering the resale of the shares of the Company’s Class A common stock issuable under the Second Tranche within two trading days after the closing of the Second Tranche, as applicable, and to cause any such Registration Statement to become effective within 60 days after filing. On January 27, 2023, the investors exercised their rights to purchase the allowable amounts under the agreement. The Company received net proceeds of $9 million in the transaction.

On February 21, 2023, the Company consummated a public offering of an aggregate of 8.3 million units at an effective public offering price of $1.56 per unit, resulting in aggregate gross proceeds of approximately $13 million. Each unit consists of (i) one share of Class A common stock, $0.0001 par value per share (“Class A common stock”), of the Company , (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock (the “Series A Warrants”) and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”), each such Warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56. The Series A Warrants were immediately exercisable and will expire five (5) years after the date of issuance. The Series B Warrants will not be exercisable  until after the date the Company effects a corporate reorganization of the Company or until after the date stockholder approval is obtained to have a sufficient number of shares of Class A common stock authorized to permit the exercise in full of the Series B Warrants, and will then expire five (5) years after the date of such corporate reorganization or stockholder approval, as applicable. The shares of Class A common stock and Warrants included in each Unit were issued separately and were immediately separable upon issuance. The Company intends to use the net proceeds of the offering primarily for general corporate purposes, which may include, but is not limited to, research and development and operations, capital equipment and raw materials. In addition, the Company may be required to use up to 40% of the gross proceeds from the offering to prepay its outstanding convertible notes at the option of the holders of such notes.

On March 13, 2023, the Company received a notice from The Nasdaq stating that, based on Nasdaq’s review of the Company’s Market Value of Listed Securities (“MVLS”) for the last 38 consecutive business days, the Company no longer meets the minimum MVLS requirement of $50 million for continued listing of the Company’s Class A common stock on Nasdaq under Nasdaq Listing Rule 5450(b)(2)(A) (the “MLVS Rule”).

The Notice has no immediate effect on the listing of the Company’s Class A common stock on Nasdaq and, in accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company will have 180 calendar days, or until September 11, 2023, to regain compliance with the MVLS Rule. To regain compliance with the MLVS Rule, the MVLS for the Company’s shares of Class A common stock must be at least $50 million for a minimum of 10 consecutive business days at any time during this 180-day period. If the Company regains compliance with the MLVS Rule, Nasdaq will provide the Company with written confirmation and will close the matter.

If the Company does not regain compliance by September 11, 2023, Nasdaq will provide notice that the Company’s shares of Class A common stock are subject to delisting. In the event of such notification, the Nasdaq rules permit the Company an opportunity to appeal Nasdaq’s determination.

There can be no assurance that the Company will be able to regain compliance with the MVLS requirement or maintain compliance with the other Nasdaq listing requirements. The Company is monitoring the MLVS of its shares of Class A common stock and will consider options available to it to potentially achieve compliance. The Company may be eligible to transfer to The Nasdaq Capital Market before the expiry of the 180-day period. To qualify, the Company would be required to meet the continued listing requirements for The Nasdaq Capital Market.